Financial instruments (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Zinc and copper concentrates sales receivables	$ 4,313	$ 16,556
Zinc and copper concentrates sales refundable	$ 2,235